UNAUDITED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	25,222	46,302
Preferred stock shares outstanding	25,222	46,302
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	13,133,806	12,843,414
Common stock shares outstanding	13,133,806	12,843,414